Schedule of Goodwill Arising from Acquisition Allocated to Reportable Entity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Allocation of goodwill	$ 165,672	$ 64
Bracing And Vascular
Goodwill [Line Items]
Allocation of goodwill	140,656
International
Goodwill [Line Items]
Allocation of goodwill	$ 25,016